UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7120

        Nuveen Insured Florida Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         1/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured Florida Premium Income Municipal Fund (NFL)
	January 31, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 3.7% (2.4% of Total Investments)
$ 10,255	Tampa, Florida, Revenue Bonds, University of Tampa, Series 2006, 5.000%, 4/01/35 – CIFG Insured	4/16 at 100.00	N/R	$7,438,567

	Health Care – 3.6% (2.3% of Total Investments)
2,000	Brevard County Health Facilities Authority, Florida, Hospital Revenue Bonds, Holmes Regional	4/09 at 100.00	AA	2,001,860
	Medical Center Project, Series 1996, 5.625%, 10/01/14 – MBIA Insured
1,915	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.500%, 6/01/38 –	6/18 at 100.00	AAA	1,725,166
	FSA Insured
2,500	Hillsborough County Industrial Development Authority, Florida, Industrial Development Revenue	No Opt. Call	AA	2,658,600
	Bonds, University Community Hospital, Series 1994, 6.500%, 8/15/19 – MBIA Insured
1,000	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series 2007A, 5.000%, 4/01/32 –	4/17 at 100.00	AA	749,150
	MBIA Insured

7,415	Total Health Care			7,134,776

	Housing/Multifamily – 9.5% (6.1% of Total Investments)
975	Broward County Housing Finance Authority, Florida, GNMA Collateralized Multifamily Housing	6/09 at 100.00	Aaa	975,263
	Revenue Refunding Bonds, Pompano Oaks Apartments, Series 1997, 6.000%, 12/01/27
	(Alternative Minimum Tax)
	Collier County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Saxon
	Manor Isles Project, Series 1998B:
1,260	5.350%, 9/01/18 – FSA Insured (Alternative Minimum Tax)	3/09 at 100.00	AAA	1,260,592
1,000	5.400%, 9/01/23 – FSA Insured (Alternative Minimum Tax)	3/09 at 100.00	AAA	996,950
	Collier County Housing Finance Authority, Florida, Multifamily Housing Revenue Refunding
	Bonds, Saxon Manor Isles Project, Series 1998A, Subseries 1:
1,040	5.350%, 9/01/18 – FSA Insured (Alternative Minimum Tax)	3/09 at 100.00	AAA	1,040,489
1,400	5.400%, 9/01/23 – FSA Insured (Alternative Minimum Tax)	3/09 at 100.00	AAA	1,395,730
	Dade County Housing Finance Authority, Florida, Multifamily Mortgage Revenue Bonds, Siesta
	Pointe Apartments Project, Series 1997A:
1,230	5.650%, 9/01/17 – FSA Insured (Alternative Minimum Tax)	3/09 at 100.00	AAA	1,231,095
1,890	5.750%, 9/01/29 – FSA Insured (Alternative Minimum Tax)	3/09 at 100.00	AAA	1,832,279
2,035	Florida Housing Finance Corporation, GNMA Collateralized Housing Revenue Bonds, Cobblestone	12/10 at 102.00	Aaa	1,907,833
	Apartments, Series 2000K-1, 6.000%, 12/01/33 (Alternative Minimum Tax)
2,475	Florida Housing Finance Corporation, GNMA Collateralized Housing Revenue Bonds, Raintree	9/10 at 102.00	AAA	2,389,142
	Apartments, Series 2000J-1, 5.950%, 3/01/35 (Alternative Minimum Tax)
3,290	Jacksonville, Florida, GNMA Collateralized Housing Revenue Refunding Bonds, Windermere Manor	3/09 at 100.00	AAA	3,291,217
	Apartments, Series 1993A, 5.875%, 3/20/28
1,425	Miami-Dade County Housing Finance Authority, Florida, Multifamily Mortgage Revenue Bonds,	6/11 at 100.00	AAA	1,407,401
	Country Club Villas II Project, Series 2001-1A, 5.750%, 7/01/27 – FSA Insured (Alternative
	Minimum Tax)
1,065	Palm Beach County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds,	7/12 at 100.00	AAA	1,046,746
	Westlake Apartments Phase II, Series 2002, 5.150%, 7/01/22 – FSA Insured (Alternative
	Minimum Tax)

19,085	Total Housing/Multifamily			18,774,737

	Housing/Single Family – 0.7% (0.5% of Total Investments)
30	Broward County Housing Finance Authority, Florida, Single Family Mortgage Revenue Refunding	4/09 at 101.00	Baa1	26,820
	Bonds, Series 1999B, 5.250%, 4/01/31 – MBIA Insured (Alternative Minimum Tax)
670	Escambia County Housing Finance Authority, Florida, Multi-County Single Family Mortgage	4/09 at 101.00	Aaa	588,883
	Revenue Bonds, Series 1999, 5.200%, 4/01/32 – MBIA Insured (Alternative Minimum Tax)
3,295	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2000-4 , 0.000%,	1/10 at 24.65	Aa1	803,255
	7/01/30 – FSA Insured (Alternative Minimum Tax)

3,995	Total Housing/Single Family			1,418,958

	Tax Obligation/General – 2.1% (1.4% of Total Investments)
940	Florida State Board of Education, Full Faith and Credit, Public Education Capital Outlay	6/11 at 101.00	AAA	934,651
	Bonds, Series 2001C, 5.125%, 6/01/29 – FGIC Insured
1,895	Reedy Creek Improvement District, Orange and Osceola Counties, Florida, General Obligation	6/15 at 100.00	A	1,896,914
	Bonds, Series 2005B, 5.000%, 6/01/25 – AMBAC Insured
1,390	Venice, Florida, General Obligation Bonds, Series 2004, 5.000%, 2/01/24 – AMBAC Insured	2/14 at 100.00	A1	1,399,772

4,225	Total Tax Obligation/General			4,231,337

	Tax Obligation/Limited – 63.5% (41.3% of Total Investments)
3,820	Broward County School Board, Florida, Certificates of Participation, Series 2003, 5.250%,	7/13 at 100.00	AA	3,962,944
	7/01/19 – MBIA Insured
1,500	Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/23 –	10/14 at 100.00	AA	1,530,900
	MBIA Insured
3,000	Collier County, Florida, Gas Tax Revenue Bonds, Series 2005, 5.000%, 6/01/22 – AMBAC Insured	6/15 at 100.00	A	2,990,250
1,555	DeSoto County, Florida, Capital Improvement Revenue Bonds, Series 2002, 5.250%, 10/01/20 –	4/12 at 101.00	AA	1,622,503
	MBIA Insured
	Destin, Florida, Capital Improvement Revenue Bonds, Series 2002:
1,000	5.000%, 8/01/27 – MBIA Insured	8/12 at 101.00	Baa1	1,024,510
1,000	5.125%, 8/01/31 – MBIA Insured	8/12 at 101.00	Baa1	937,230
2,500	Escambia County School Board, Florida, Certificates of Participation, Series 2004, 5.000%,	2/15 at 100.00	AA	2,367,850
	2/01/22 – MBIA Insured
2,500	Flagler County School Board, Florida, Certificates of Participation, Master Lease Revenue	8/15 at 100.00	AAA	2,340,500
	Program, Series 2005A, 5.000%, 8/01/30 – FSA Insured
1,200	Flagler County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/30 –	10/15 at 100.00	AA	1,063,416
	MBIA Insured
1,435	Florida Department of Environmental Protection, Florida Forever Revenue Bonds, Series 2003A,	7/13 at 101.00	AA	1,526,194
	5.000%, 7/01/19 – FGIC Insured
	Florida Municipal Loan Council, Revenue Bonds, Series 2000B:
3,365	5.375%, 11/01/25 – MBIA Insured	11/10 at 101.00	AA	3,375,364
3,345	5.375%, 11/01/30 – MBIA Insured	11/10 at 101.00	AA	3,146,642
1,000	Florida Municipal Loan Council, Revenue Bonds, Series 2001A, 5.250%, 11/01/18 – MBIA Insured	11/11 at 101.00	AA	1,048,070
2,230	Florida Ports Financing Commission, Revenue Bonds, State Transportation Trust Fund –	10/09 at 101.00	AA+	2,073,120
	Intermodal Program, Series 1999, 5.500%, 10/01/23 – FGIC Insured (Alternative Minimum Tax)
5,200	Gulf Breeze, Florida, Local Government Loan Program, Remarketed 6-1-2001, Series 1985E,	12/11 at 101.00	N/R	5,368,532
	4.750%, 12/01/20 (Mandatory put 12/01/11) – FGIC Insured
740	Gulf Breeze, Florida, Local Government Loan Program, Remarketed 6-3-1996, Series 1985B,	6/09 at 100.00	N/R	741,199
	5.900%, 12/01/15 (Mandatory put 12/01/10) – FGIC Insured
700	Gulf Breeze, Florida, Local Government Loan Program, Remarketed 6-3-1996, Series 1985C,	6/09 at 100.00	N/R	700,651
	5.900%, 12/01/15 – FGIC Insured
1,500	Gulf Breeze, Florida, Local Government Loan Program, Remarketed 7-3-2000, Series 1985E,	12/10 at 101.00	Baa3	1,517,715
	5.750%, 12/01/20 (Mandatory put 12/01/19) – FGIC Insured
6,000	Hillsborough County School Board, Florida, Certificates of Participation, Series 2003, 5.000%,	7/13 at 100.00	AA	5,565,000
	7/01/29 – MBIA Insured
2,000	Hillsborough County, Florida, Community Investment Tax Revenue Bonds, Series 2004, 5.000%,	11/13 at 101.00	AA+	2,050,060
	5/01/23 – AMBAC Insured
1,000	Hillsborough County, Florida, Revenue Refunding Bonds, Tampa Bay Arena, Series 2005, 5.000%,	10/15 at 100.00	AA+	1,006,300
	10/01/25 – FGIC Insured
2,595	Indian River County School Board, Florida, Certificates of Participation, Series 2005, 5.000%,	7/15 at 100.00	AA	2,604,783
	7/01/22 – MBIA Insured
1,000	Indian Trace Development District, Florida, Water Management Special Benefit Assessment Bonds,	5/15 at 102.00	Baa1	857,920
	Series 2005, 5.000%, 5/01/25 – MBIA Insured
1,480	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003, 5.250%,	10/13 at 100.00	AA	1,573,492
	10/01/20 – MBIA Insured
1,280	Lake County School Board, Florida, Certificates of Participation, Series 2004A, 5.000%,	7/14 at 100.00	A	1,296,909
	7/01/21 – AMBAC Insured
	Lakeland, Florida, Utility Tax Revenue Bonds, Series 2003B:
1,730	5.000%, 10/01/18 – AMBAC Insured	10/12 at 100.00	A	1,843,851
2,000	5.000%, 10/01/19 – AMBAC Insured	10/12 at 100.00	A	2,044,220
1,230	Lee County, Florida, Local Option Gas Tax Revenue Bonds, Series 2004, 5.000%, 10/01/20 –	10/14 at 100.00	A3	1,250,553
	FGIC Insured
2,000	Miami-Dade County School Board, Florida, Certificates of Participation, Series 2006B, 5.000%,	11/16 at 100.00	A	1,755,560
	11/01/31 – AMBAC Insured
18,000	Miami-Dade County, Florida, Subordinate Special Obligation Bonds, Series 1997A, 0.000%,	4/09 at 52.08	AA	8,228,340
	10/01/21 – MBIA Insured
4,000	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2008, 5.000%,	7/18 at 100.00	AAA	3,691,560
	7/01/35 – FSA Insured
1,000	Orange County School Board, Florida, Certificates of Participation, Series 2007A, 5.000%,	8/17 at 100.00	AA	942,400
	8/01/27 – FGIC Insured
3,180	Orange County, Florida, Sales Tax Revenue Bonds, Series 2002B, 5.125%, 1/01/19 – FGIC Insured	1/13 at 100.00	AA	3,334,357
2,500	Orange County, Florida, Tourist Development Tax Revenue Bonds, Series 2006, 5.000%, 10/01/31 –	10/16 at 100.00	A+	2,195,025
	SYNCORA GTY Insured
	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Series 2004:
2,500	5.000%, 4/01/21 – MBIA Insured	4/14 at 100.00	A3	2,525,900
5,500	5.000%, 4/01/23 – MBIA Insured	4/14 at 100.00	A3	5,424,430
2,150	Palm Beach County School Board, Florida, Certificates of Participation, Series 2004A, 5.000%,	8/14 at 100.00	AA	2,122,609
	8/01/24 – FGIC Insured
3,000	Palm Beach County School Board, Florida, Certificates of Participation, Series 2007E, 5.000%,	8/17 at 100.00	AA	2,827,200
	8/01/27 – MBIA Insured
4,115	Palm Beach County, Florida, Administrative Complex Revenue Refunding Bonds, Series 1993,	No Opt. Call	AA–	4,253,676
	5.250%, 6/01/11 – FGIC Insured
4,000	Palm Beach County, Florida, Revenue Refunding Bonds, Criminal Justice Facilities, Series 1993,	No Opt. Call	AA–	4,170,880
	5.375%, 6/01/10 – FGIC Insured
1,300	Plantation, Florida, Non-Ad Valorem Revenue Refunding and Improvement Bonds, Series 2003,	8/13 at 100.00	Aa3	1,350,739
	5.000%, 8/15/21 – FSA Insured
1,000	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	AA	769,390
	Series 2007, 5.000%, 7/01/33 – MBIA Insured
3,500	School Board of Duval County, Florida, Certificates of Participation, Master Lease Program,	7/17 at 100.00	Aa3	3,209,115
	Series 2008, 5.000%, 7/01/33 – FSA Insured
4,260	St. Lucie County School Board, Florida, Certificates of Participation, Master Lease Program,	7/14 at 100.00	AAA	4,271,843
	Series 2004A, 5.000%, 7/01/24 – FSA Insured
	St. Petersburg, Florida, Sales Tax Revenue Bonds, Professional Sports Facility, Series 2003:
1,475	5.125%, 10/01/20 – FSA Insured	10/13 at 100.00	Aa3	1,558,470
1,555	5.125%, 10/01/21 – FSA Insured	10/13 at 100.00	Aa3	1,625,379
1,245	Tamarac, Florida, Sales Tax Revenue Bonds, Series 2002, 5.000%, 4/01/22 – FGIC Insured	4/12 at 100.00	AA	1,267,535
4,275	Volusia County School Board, Florida, Certificates of Participation, Series 2005B, 5.000%,	8/15 at 100.00	Aa3	4,288,637
	8/01/24 – FSA Insured
2,000	Volusia County, Florida, Gas Tax Revenue Bonds, Series 2004, 5.000%, 10/01/21 – FSA Insured	10/14 at 100.00	AAA	2,095,280
6,000	Volusia County, Florida, School Board Certificates of Participation, Series 2007, Trust 1035,	8/17 at 100.00	Aa3	5,052,300
	8.696%, 8/01/32 – FSA Insured (IF)
1,785	Volusia County, Florida, Tax Revenue Bonds, Tourist Development, Series 2004, 5.000%, 12/01/24 –	12/14 at 100.00	Aa3	1,798,530
	FSA Insured

138,245	Total Tax Obligation/Limited			126,189,833

	Transportation – 5.6% (3.6% of Total Investments)
2,150	Broward County, Florida, Airport System Revenue Bonds, Series 2004L, 5.000%, 10/01/23 –	10/14 at 100.00	Aa3	2,158,278
	AMBAC Insured
1,100	Dade County, Florida, Seaport Revenue Refunding Bonds, Series 1995, 5.750%, 10/01/15 –	4/09 at 100.00	AA	1,103,784
	MBIA Insured
2,000	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Refunding Bonds,	10/13 at 100.00	AAA	2,158,520
	Series 2003A, 5.000%, 10/01/17 – FSA Insured
5,615	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002,	10/12 at 100.00	AA	5,633,249
	5.750%, 10/01/19 – FGIC Insured (Alternative Minimum Tax)

10,865	Total Transportation			11,053,831

	U.S. Guaranteed – 18.4% (12.0% of Total Investments) (4)
5,325	Escambia County Housing Finance Authority, Florida, Dormitory Revenue Bonds, University of West	6/09 at 101.00	AA (4)	5,475,112
	Florida Foundation Inc., Series 1999, 5.750%, 6/01/31 (Pre-refunded 6/01/09) – MBIA Insured
3,945	Florida Governmental Utility Authority, Utility System Revenue Bonds, Citrus Project, Series	10/13 at 100.00	A (4)	4,572,097
	2003, 5.000%, 10/01/23 (Pre-refunded 10/01/13) – AMBAC Insured
4,750	Florida Housing Finance Corporation, Housing Revenue Bonds, Augustine Club Apartments, Series	10/10 at 102.00	Aaa	5,229,893
	2000D-1, 5.750%, 10/01/30 (Pre-refunded 10/01/10) – MBIA Insured
10,000	Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2001, 0.000%, 9/01/29	9/11 at 34.97	AA (4)	3,349,800
	(Pre-refunded 9/01/11) – MBIA Insured
1,830	Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2003, 5.000%, 9/01/21	9/13 at 100.00	AA (4)	2,116,505
	(Pre-refunded 9/01/13) – MBIA Insured
5,715	Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series	No Opt. Call	AAA	7,089,458
	1992, 6.000%, 10/01/19 – MBIA Insured (ETM)
	St. Lucie County, Florida, Utility System Revenue Refunding Bonds, Series 1993:
5,000	5.500%, 10/01/15 – FGIC Insured (ETM)	No Opt. Call	N/R (4)	5,785,300
1,200	5.500%, 10/01/21 – FGIC Insured (ETM)	No Opt. Call	N/R (4)	1,379,412
1,500	Tampa, Florida, Healthcare System Revenue Bonds, Allegany Health System – St. Joseph’s	6/09 at 100.00	AA (4)	1,524,045
	Hospital, Series 1993, 5.125%, 12/01/23 – MBIA Insured (ETM)

39,265	Total U.S. Guaranteed			36,521,622

	Utilities – 8.8% (5.7% of Total Investments)
3,000	Leesburg, Florida, Utility Revenue Bonds, Series 2007, 5.000%, 10/01/37 – MBIA Insured	10/17 at 100.00	AA	2,677,800
2,000	Okaloosa County, Florida, Water and Sewer Revenue Bonds, Series 2006, 5.000%, 7/01/36 –	7/16 at 100.00	AAA	1,869,880
	FSA Insured
8,000	Palm Beach County Solid Waste Authority, Florida, Revenue Bonds, Series 2002B, 0.000%,	No Opt. Call	AA	6,894,640
	10/01/14 – AMBAC Insured
3,525	Palm Beach County Solid Waste Authority, Florida, Revenue Refunding Bonds, Series 1997A,	No Opt. Call	Aa3	3,629,199
	6.000%, 10/01/09 – AMBAC Insured
2,500	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/29 – MBIA Insured	10/15 at 100.00	AA	2,443,125

19,025	Total Utilities			17,514,644

	Water and Sewer – 38.0% (24.7% of Total Investments)
1,250	Bay County, Florida, Water System Revenue Bonds, Series 2005, 5.000%, 9/01/24 – AMBAC Insured	9/15 at 100.00	A3	1,251,338
	Broward County, Florida, Water and Sewer Utility Revenue Bonds, Series 2003:
5,000	5.000%, 10/01/21 – MBIA Insured	10/13 at 100.00	AA	5,189,200
4,500	5.000%, 10/01/24 – MBIA Insured	10/13 at 100.00	AA	4,550,085
	Clay County, Florida, Uiltity System Revenue Bonds, Series 2007:
5,110	5.000%, 11/01/27 – SYNCORA GTY Insured	11/17 at 100.00	AAA	5,072,748
12,585	5.000%, 11/01/32 – SYNCORA GTY Insured	11/17 at 100.00	AAA	11,895,340
	Davie, Florida, Water and Sewerage Revenue Refunding and Improvement Bonds, Series 2003:
910	5.250%, 10/01/17 – AMBAC Insured	10/13 at 100.00	A	997,096
475	5.250%, 10/01/18 – AMBAC Insured	10/13 at 100.00	A	496,123
	Deltona, Florida, Utility Systems Water and Sewer Revenue Bonds, Series 2003:
1,250	5.250%, 10/01/22 – MBIA Insured	10/13 at 100.00	AA	1,282,913
1,095	5.000%, 10/01/23 – MBIA Insured	10/13 at 100.00	AA	1,104,899
1,225	5.000%, 10/01/24 – MBIA Insured	10/13 at 100.00	AA	1,225,931
1,000	Florida Governmental Utility Authority, Utility System Revenue Bonds, Golden Gate Project,	7/09 at 101.00	Baa1	898,320
	Series 1999, 5.000%, 7/01/29 – AMBAC Insured
8,000	Indian River County, Florida, Water and Sewer Revenue Bonds, Series 1993A, 5.250%, 9/01/24 –	3/09 at 102.00	AA	8,049,120
	FGIC Insured
1,000	JEA, Florida, Water and Sewerage System Revenue Bonds, Series 2004A, 5.000%, 10/01/14 –	10/13 at 100.00	AA	1,097,700
	FGIC Insured
1,500	JEA, Florida, Water and Sewerage System Revenue Bonds, Series 2007B, 5.000%, 10/01/24 –	10/14 at 100.00	AA	1,508,355
	MBIA Insured
1,450	Jupiter, Florida, Water Revenue Bonds, Series 2003, 5.000%, 10/01/22 – AMBAC Insured	10/13 at 100.00	AA	1,487,512
2,000	Manatee County, Florida, Public Utilities Revenue Bonds, Series 2003, 5.125%, 10/01/20 –	10/13 at 100.00	Aa3	2,105,300
	MBIA Insured
	Marco Island, Florida, Water Utility System Revenue Bonds, Series 2003:
1,350	5.250%, 10/01/17 – MBIA Insured	10/13 at 100.00	AA	1,507,248
1,000	5.250%, 10/01/18 – MBIA Insured	10/13 at 100.00	AA	1,082,800
2,000	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2008B, 5.250%,	No Opt. Call	AAA	2,174,200
	10/01/22 – FSA Insured
1,750	Palm Bay, Florida, Utility System Revenue Bonds, Palm Bay Utility Corporation, Series 2003,	10/13 at 100.00	AA	1,829,835
	5.000%, 10/01/20 – MBIA Insured
	Palm Coast, Florida, Water Utility System Revenue Bonds, Series 2003:
1,000	5.250%, 10/01/19 – MBIA Insured	10/13 at 100.00	AA	1,045,980
500	5.250%, 10/01/20 – MBIA Insured	10/13 at 100.00	AA	517,135
500	5.250%, 10/01/21 – MBIA Insured	10/13 at 100.00	AA	511,480
3,000	Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2006 Refunding, 5.000%, 10/01/36 –	4/16 at 100.00	AAA	2,820,240
	FSA Insured
1,170	Polk County, Florida, Utility System Revenue Bonds, Series 2004A, 5.000%, 10/01/24 –	10/14 at 100.00	AA	1,171,065
	FGIC Insured
	Port St. Lucie, Florida, Stormwater Utility System Revenue Refunding Bonds, Series 2002:
1,190	5.250%, 5/01/15 – MBIA Insured	5/12 at 100.00	AA	1,275,002
1,980	5.250%, 5/01/17 – MBIA Insured	5/12 at 100.00	AA	2,121,431
1,000	Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2004, 5.000%, 9/01/21 –	9/14 at 100.00	A2	1,029,890
	MBIA Insured
	Sebring, Florida, Water and Wastewater Revenue Refunding Bonds, Series 2002:
1,360	5.250%, 1/01/17 – FGIC Insured	1/13 at 100.00	AA–	1,464,502
770	5.250%, 1/01/18 – FGIC Insured	1/13 at 100.00	AA–	818,348
500	5.250%, 1/01/20 – FGIC Insured	1/13 at 100.00	AA–	520,790
3,530	Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series	No Opt. Call	AA	4,155,869
	1992, 6.000%, 10/01/19 – MBIA Insured
1,300	Sunrise, Florida, Utility System Revenue Refunding Bonds, Series 1996, 5.800%, 10/01/11 –	4/09 at 100.00	A	1,303,861
	AMBAC Insured
2,000	Village Center Community Development District, Florida, Utility Revenue Bonds, Series 2003,	10/13 at 101.00	AA	2,041,080
	5.250%, 10/01/23 – MBIA Insured

74,250	Total Water and Sewer			75,602,736

$ 326,625	Total Investments (cost $308,059,703) – 153.9%			305,881,041

	Other Assets Less Liabilities – 1.9%			3,886,185

	Preferred Shares, at Liquidation Value – (55.8)% (5)			(111,000,000)

	Net Assets Applicable to Common Shares – 100%			$198,767,226

At least 80% of the Fund’s net assets (including net assets attributable to Preferred shares) are invested in municipal securities that are covered by insurance or backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities or U.S. Treasury-issued State and Local
Government Series securities to ensure the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG,
FGIC, FSA, MBIA, RAAI and SYNCORA as of January 31, 2009. Subsequent to January 31, 2009, and
during the period this Portfolio of Investments was prepared there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 36.3%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Fair Value Measurement

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of January 31, 2009:

	Level 1	Level 2	Level 3	Total

Investments	$ —	$305,881,041	$ —	$$305,881,041

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2009, the cost of investments was $307,823,140.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 9,369,767
Depreciation	(11,311,866)

Net unrealized appreciation (depreciation) of investments	$ (1,942,099)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured Florida Premium Income Municipal Fund

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         April 1, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        April 1, 2009